UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if amendment [ ]; Amendment Number:  ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenhaven Associates, Inc.
Address:  Three Manhattanville Road
          Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matt A. Greenberg
Title:   Executive Vice President
Phone:   (914) 253-9362

Signature, Place, and Date of Signing:

   /s/ Matt A. Greenberg    Purchase, NY     November 6, 2000
   ---------------------    ------------     ----------------
        [Signature]         [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number    Name

     ---------------         -------------------------
     [Repeat as necessary.]

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          COL 1                                COL 2      COL 3      COL 4       COL 5          COL 6                 COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                              TITLE OF               VALUE     PRINCIPAL            SHARED   VOTING AUTHORITY SHARES
       NAME OF ISSUER                          CLASS      CUSIP       $000      AMOUNT      SOLE     OTHER      SOLE     NONE
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated (ABY)                     COMMON   003924107    22,694     2966500    331500   2635000    331500   2635000
------------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminum (AL)                            COMMON   013716105    69,552     1655200     60000   1595200     60000   1595200
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc (AA)                                 COMMON   013817101    70,576     1791278             1791278             1791278
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes (BZH)                             COMMON   07556Q105    16,859      265537     55900    209637     55900    209637
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)             COMMON   12189T104    35,127     1159300             1159300             1159300
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc. (CAT)                         COMMON   149123101     8,894      177700              177700              177700
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp (CTX)                              COMMON   152312104   160,971     3950200   1072500   2877700   1072500   2877700
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum (CENX)                        COMMON   156431108    15,531      980500    469000    511500    469000    511500
------------------------------------------------------------------------------------------------------------------------------------
Chiquita $3.75 Pfd B((CQB.B)                   COMMON   170032502       850      108300     40800     67500     40800     67500
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands $2.875 Pfd (CQB.A)             COMMON   170032403       611      101900     57600     44300     57600     44300
------------------------------------------------------------------------------------------------------------------------------------
Cleveland Cliffs (CLF)                         COMMON   185896107     5,976      323000     35500    287500     35500    287500
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Industries (CMIN)                 COMMON   203004106       179       40000     40000               40000
------------------------------------------------------------------------------------------------------------------------------------
Computer Horizons Corp (CHRZ)                  COMMON   205908106        67       21500      1000     20500      1000     20500
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc (DHI)                           COMMON   23331A109    32,251     1420736             1420736             1420736
------------------------------------------------------------------------------------------------------------------------------------
Deere & Company (DE)                           COMMON   244199105   136,805     3614400    508500   3105900    508500   3105900
------------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc (DLI)                    COMMON   245091103       992       94500     94500               94500
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co (DOW)                          COMMON   260543103    42,148     1267600             1267600             1267600
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties (EOP)                 COMMON   294741103     1,138       35980               35980               35980
------------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises (FNLY)                      COMMON   317884203     2,368      210500    210500              210500
------------------------------------------------------------------------------------------------------------------------------------
Fleetwood Enterprises (FLE)                    COMMON   339099103     3,013      214000      2500    211500      2500    211500
------------------------------------------------------------------------------------------------------------------------------------
Fresh Del Monte (FDP)                          COMMON   G36738105     4,982      451700    219900    231800    219900    231800
------------------------------------------------------------------------------------------------------------------------------------
GATX Corp (GMT)                                COMMON   361448103     8,102      202050     19500    182550     19500    182550
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp (BGC)                       COMMON   369300108     1,067       57500     30000     27500     30000     27500
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)                        COMMON   371927104     1,781      414100    256600    157500    256600    157500
------------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services (GTIV)                 COMMON   37247A102    40,036     2224246   1282900    941346   1282900    941346
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire Rubber (GT)                      COMMON   382550101     1,932       69000     20000     49000     20000     49000
------------------------------------------------------------------------------------------------------------------------------------
Heller Financial (HF)                          COMMON   423328103    85,048     2126200    422500   1703700    422500   1703700
------------------------------------------------------------------------------------------------------------------------------------
Hovnanian Enterprises (HOV)                    COMMON   442487203     8,606      593100    412500    180600    412500    180600
------------------------------------------------------------------------------------------------------------------------------------
KB HOME  (KBH)                                 COMMON   48666K109     3,017    100000                100000              100000
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                                        781,172
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Kellwood Company (KWD)                         COMMON   488044108    14,352      621300    180300    441000    180300    441000
------------------------------------------------------------------------------------------------------------------------------------

Greenhaven Associates
Purchase, New York                Page 1 of 2                          7/13/2001

------------------------------------------------------------------------------------------------------------------------------------
          COL 1                                COL 2      COL 3      COL 4       COL 5          COL 6                 COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                              TITLE OF               VALUE     PRINCIPAL            SHARED   VOTING AUTHORITY SHARES
       NAME OF ISSUER                          CLASS      CUSIP       $000      AMOUNT      SOLE     OTHER      SOLE     NONE
====================================================================================================================================
Kerr-McGee Corp (KMG)                          COMMON   492386107     5,302       80000               80000                 80000
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation (LEN)                       COMMON   526057104    10,037      240700              240700                240700
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp (CLI)                    COMMON   554489104    23,542      826600              826600                826600
------------------------------------------------------------------------------------------------------------------------------------
Manpower (MAN)                                 COMMON   56418H100    41,962     1403400    189500   1213900    189500     1213900
------------------------------------------------------------------------------------------------------------------------------------
Methanex Corp (MEOH)                           COMMON   59151K108    24,096     4589700    780000   3809700    780000     3809700
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals (MLNM)              COMMON   599902103       534       15000               15000                 15000
------------------------------------------------------------------------------------------------------------------------------------
Modis Professional Services (MPS)              COMMON   607830106    14,970     2169600   1053500   1116100   1053500     1116100
------------------------------------------------------------------------------------------------------------------------------------
Moore Corp (MCL)                               COMMON   615785102    14,670     2706600   1024100   1682500   1024100     1682500
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia Pac (APF)                  COMMON   61744U106     2,151      255115              255115                255115
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley High Yield (MSY)                COMMON   61744M104       897       91100               91100                 91100
------------------------------------------------------------------------------------------------------------------------------------
NAB Asset Corp (NABC)                          COMMON   628712101        24      405300    131025    274275    131025      274275
------------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp (NCX)                      COMMON   66977W109    22,598     1092200    202800    889400    202800      889400
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein (OME)                            COMMON   68210P107       700      350000    350000              350000
------------------------------------------------------------------------------------------------------------------------------------
Pechiney SA (PY)                               COMMON   705151207       933       36700      7700     29000      7700       29000
------------------------------------------------------------------------------------------------------------------------------------
Pope & Talbot (POP)                            COMMON   732827100       278       21500               21500                 21500
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc. (PHM)                         COMMON   745867101   106,861     2506700    871000   1635700    871000     1635700
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems Inc. (R)                         COMMON   783549108    80,329     4098400   1117800   2980600   1117800     2980600
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group (RYL)                             COMMON   783764103    25,254      499100    105000    394100    105000      394100
------------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (sscc)                           COMMON   832727101       324       20000               20000                 20000
------------------------------------------------------------------------------------------------------------------------------------
Snap-On (SNA)                                  COMMON   833034101    30,833     1276200    116900   1159300    116900     1159300
------------------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group (SFG)                 COMMON   852891100    63,294     1335600    256800   1078800    256800     1078800
------------------------------------------------------------------------------------------------------------------------------------
Steelcase Inc. (SCS)                           COMMON   858155203       719       60200     11500     48700     11500       48700
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (TOL)                      COMMON   889478103    21,267      541000              541000                541000
------------------------------------------------------------------------------------------------------------------------------------
U S Industries (USI)                           COMMON   912080108       164       40000               40000                 40000
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)                       COMMON   907818108     9,587      174600              174600                174600
------------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp (UNM)                       COMMON   91529Y106    92,181     2869900    192500   2677400    192500     2677400
------------------------------------------------------------------------------------------------------------------------------------
Valutron Distribution Trust (VAL)              COMMON   CNC9335     127,978     3605000    995000   2610000    995000     2610000
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COLUMN TOTAL                                                        735,835
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                            GRAND TOTAL                           1,517,007
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


Greenhaven Associates
Purchase, New York                Page 2 of 2                          7/13/2001